Schedule of detailed information about intangible assets (Details) - USD ($)	9 Months Ended
	May 31, 2022	May 31, 2021
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	$ 24,595,742	$ 27,499,471
Disposal of Motorsports		(4,023,146)
Impairment	(113,277)
Disposal of Eden Games	(6,637,461)
Held for Sale - UMG	(740,767)
Foreign exchange	(401,562)	607,127
Intangible assets, Cost, Ending balance	16,702,675	24,083,452
Intangible assets, Accumulated amortization, Beginning balance	12,113,498	8,057,149
Amortization	2,611,794	3,894,219
Disposal of Motorsports		(956,689)
Disposal of Eden Games	(6,341,226)
Held for Sale - UMG	(740,767)
Foreign exchange	(380,074)	424,993
Intangible assets, Accumulated amortization, Ending balance	7,263,225	11,419,672
Net book value, Beginning balance	12,482,244
Net book value, Ending balance	9,439,450
Patent [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	9,430,265	9,430,265
Disposal of Motorsports
Impairment
Disposal of Eden Games
Held for Sale - UMG
Foreign exchange
Intangible assets, Cost, Ending balance	9,430,265	9,430,265
Intangible assets, Accumulated amortization, Beginning balance	2,514,737	628,684
Amortization	1,414,540	1,414,540
Disposal of Motorsports
Disposal of Eden Games
Held for Sale - UMG
Foreign exchange
Intangible assets, Accumulated amortization, Ending balance	3,929,277	2,043,224
Net book value, Beginning balance	6,915,528
Net book value, Ending balance	5,500,988
Application Platforms [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	1,073,045	1,322,802
Disposal of Motorsports
Impairment	(50,602)
Disposal of Eden Games	(269,098)
Held for Sale - UMG	(242,667)
Foreign exchange	(14,450)	26,660
Intangible assets, Cost, Ending balance	496,228	1,349,462
Intangible assets, Accumulated amortization, Beginning balance	966,444	793,041
Amortization	56,000	131,944
Disposal of Motorsports
Disposal of Eden Games	(269,098)
Held for Sale - UMG	(242,667)
Foreign exchange	(14,451)	23,145
Intangible assets, Accumulated amortization, Ending balance	496,228	948,130
Net book value, Beginning balance	106,601
Net book value, Ending balance
Computer software [member]
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	8,330,683	10,763,975
Disposal of Motorsports		(3,598,869)
Impairment
Disposal of Eden Games	(4,709,219)
Held for Sale - UMG
Foreign exchange	(285,842)	437,252
Intangible assets, Cost, Ending balance	3,335,622	7,602,358
Intangible assets, Accumulated amortization, Beginning balance	6,340,302	4,909,000
Amortization	636,504	1,538,835
Disposal of Motorsports		(532,412)
Disposal of Eden Games	(4,709,219)
Held for Sale - UMG
Foreign exchange	(285,842)	409,553
Intangible assets, Accumulated amortization, Ending balance	1,981,745	6,324,976
Net book value, Beginning balance	1,990,381
Net book value, Ending balance	1,353,877
Brand [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	2,137,449	2,310,475
Disposal of Motorsports		(201,627)
Impairment	(62,675)
Disposal of Eden Games	(1,390,134)
Held for Sale - UMG	(184,167)
Foreign exchange	(82,040)	134,524
Intangible assets, Cost, Ending balance	418,433	2,243,372
Intangible assets, Accumulated amortization, Beginning balance	1,375,647	1,077,491
Amortization	204,663	363,583
Disposal of Motorsports		(201,627)
Disposal of Eden Games	(1,112,108)
Held for Sale - UMG	(184,167)
Foreign exchange	(61,977)	69,613
Intangible assets, Accumulated amortization, Ending balance	222,058	1,309,060
Net book value, Beginning balance	761,802
Net book value, Ending balance	196,375
Customer Lists And Contracts [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, Cost, Beginning balance	3,624,300	3,671,954
Disposal of Motorsports		(222,650)
Impairment
Disposal of Eden Games	(269,010)
Held for Sale - UMG	(313,933)
Foreign exchange	(19,230)	8,691
Intangible assets, Cost, Ending balance	3,022,127	3,457,995
Intangible assets, Accumulated amortization, Beginning balance	916,368	648,933
Amortization	300,087	445,317
Disposal of Motorsports		(222,650)
Disposal of Eden Games	(250,801)
Held for Sale - UMG	(313,933)
Foreign exchange	(17,804)	(77,318)
Intangible assets, Accumulated amortization, Ending balance	633,917	$ 794,282
Net book value, Beginning balance	2,707,932
Net book value, Ending balance	$ 2,388,210